O'CONNOR FUND OF FUNDS:  LONG/SHORT STRATEGIES LLC
C/O UBS ALTERNATIVE AND QUANTITATIVE INVESTMENTS LLC
677 WASHINGTON BOULEVARD
STAMFORD, CONNECTICUT 06901

May 4, 2012

Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Mr. Bo J. Howell

Re:	O'Connor Fund of Funds: Long/Short Strategies LLC (the "Fund")
(File Nos. 333-172908 and 811-21195)

Ladies and Gentlemen:

On behalf of the Fund, and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the Fund hereby certifies that the definitive forms of the Fund's Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2, the text of which was filed electronically with the Securities and Exchange Commission on April 18, 2012.

Very truly yours,

O'CONNOR FUND OF FUNDS:  LONG/SHORT STRATEGIES LLC

By:  /s/ Nicholas J. Vagra
        Nicholas J. Vagra
        Authorized Person